Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Revenues [Abstract]
Schedule of significant changes in deferred revenues
Six months ended June 30, 2026
$ thousands
Balance, beginning of the period	2,371
New performance obligations	2,547
Reclassification to revenue as a result of satisfying performance obligations	(3,618)

Balance, end of the period	1,300